Short-Term and Long-Term Bank Loan - Schedule of Short-Term and Long-Term Bank Loan (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Short-Term and Long-Term Bank Loan [Abstract]
Instalment bank loan – current portion	$ 877,904	$ 371,558
Instalment bank loan – noncurrent portion		1,503,797
Total loan	$ 877,904	$ 1,875,355